ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

December 23, 2024	James Forbes 617-235-4765 James.forbes@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Trust Prospectus and Statement of Additional Information (each relating to GMO Multi-Asset Credit Fund and GMO MAC Implementation Fund, each a series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 232 to the Trust’s Registration Statement under the Securities Act and Amendment 281 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 232/281”), as filed electronically with the Commission on December 20, 2024. Amendment No. 232/281 became effective on December 21, 2024.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-235-4765.

Very truly yours,
/s/ James Forbes
James Forbes

cc:	Phil Zachos, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

Sarah S. Clinton, Esq.

Thomas R. Hiller, Esq.